Derivative Instruments - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments Additional Information [Line Items]
Gain (loss) on derivatives	$ (404,353)	$ (239,941)	$ (740,456)	$ 55,708